Note 32 - Ultimate Controlling Party	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of Ultimate Controlling Party [Text Block]	3 2 . Ultimate controlling party The ultimate controlling party and the results into which these financials are consolidated is Arowana International Limited. F- 33